CONVERTIBLE NOTE PAYABLE	12 Months Ended
Dec. 31, 2021
Convertible Note Payable
CONVERTIBLE NOTE PAYABLE

16. CONVERTIBLE NOTE PAYABLE

In October 2019, March 2020, and September 2020, the Company issued Convertible Promissory Notes with principal amount of $1.04 million, $1,48 million and $1.48 million, respectively (Note-1, Note-2, and Note-3, collectively “Notes”). All three Notes mature in 12 months from the issue dates of the Notes (the “Maturity Dates”), carrying an interest rate of 5% per annum and an original issue discount (OID) to cover investors’ transaction costs of the Notes. In September and October 2020, the principal balance and the accrued interest of Note-1 was fully converted to 454,097 ordinary shares of the Company with no par value at a conversion price of $2.4. In September and December 2020, the principal balance and the accrued interest of Note-2 was fully converted to 612,748 ordinary shares of the Company with no par value at a conversion price of $2.42 and 2.57, respectively. The total amount of principal and accrued interest converted of Note-1 and Note-2 was approximately $2.6 Million. As of December 31, 2020, there was no outstanding balance and unamortized debt issuance cost of Note-1 and Note-2, and the outstanding balance of Note-3 was $1,180,908 net of unamortized debt discount of $299,695. As of December 31, 2021, there was no outstanding balance and unamortized debt issuance cost of Note-3.

In conjunction with issuance of the Notes, the Company also issued the holders of the Notes warrants to purchase 26,667, 53,334, and 53,334 ordinary shares of the Company, at an exercise price of $9 with a cashless-exercise option. The warrants will expire in three years from the dates of issuance, respectively.

In June 2021, the investor of Note-3 converted $740,000 of principal amount of the convertible note along with accrued interest of $26,208 into 298,716 ordinary shares of the Company with no par value at a conversion price of $2.565. In October 2021, a total of $777,000 including outstanding principal amount of $740,000 and accrued interest of $37,000 of Note-3 was repaid to the investor. As a result, the outstanding balance of Note-3 was $nil as of December 31, 2021.

The Company recognized interest expense of approximately $160,216 for Note-1, $244,871 for Note-2, and $119,648 for Note-3 for the year ended December 31, 2020 including interest relating to contractual interest obligation approximately of $37,000 and amortization of the discounts and debt issuance cost approximately of $124,000 for Note-1 and interest relating to contractual interest obligation approximately of $46,000 and amortization of the discounts and debt issuance cost approximately of $199,000 for Note-2, and interest relating to contractual interest obligation approximately of $19,000 and amortization of the discounts and debt issuance cost approximately of $101,000 for Note-3. The Company recognized interest expense of approximately $354,000 for Note-3 including interest relating to contractual interest obligation of $55,000 and amortization of debt discount of $299,000 for the year ended December 31, 2021.